Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Decrease in fair value of warrant liabilities	$ 67,155	$ 172,787
Dividend rate description	The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.